Financial Liabilities - Maturity Analysis of Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total Issues	€ 30,339
Loans and other payables	4,693	€ 4,535
Telefonica, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	33,920
Promissory notes & commercial paper	1,488
Total Issues	35,408
Loans and other payables	4,693
Derivative instruments (Note 19)	2,194
Total	42,295	€ 50,420
Telefonica, S.A. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,910
Promissory notes & commercial paper	1,091
Total Issues	5,001
Loans and other payables	1,647
Derivative instruments (Note 19)	357
Total	7,005
Telefonica, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,447
Promissory notes & commercial paper	47
Total Issues	1,494
Loans and other payables	607
Derivative instruments (Note 19)	134
Total	2,235
Telefonica, S.A. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,132
Promissory notes & commercial paper	127
Total Issues	1,259
Loans and other payables	645
Derivative instruments (Note 19)	32
Total	1,936
Telefonica, S.A. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,835
Promissory notes & commercial paper	54
Total Issues	2,889
Loans and other payables	636
Derivative instruments (Note 19)	15
Total	3,540
Telefonica, S.A. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,109
Promissory notes & commercial paper	12
Total Issues	2,121
Loans and other payables	212
Derivative instruments (Note 19)	45
Total	2,378
Telefonica, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	22,487
Promissory notes & commercial paper	157
Total Issues	22,644
Loans and other payables	946
Derivative instruments (Note 19)	1,611
Total	25,201
Telefonica, S.A. | Non-current total
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	30,010
Promissory notes & commercial paper	397
Total Issues	30,407
Loans and other payables	3,046
Derivative instruments (Note 19)	1,837
Total	€ 35,290